Restricted Cash and Short-Term Deposits	6 Months Ended
Jun. 30, 2023
Supplemental Cash Flow Elements [Abstract]
Restricted cash and short-term deposits	RESTRICTED CASH AND SHORT-TERM DEPOSITS
Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	June 30, 2023	December 31, 2022
Restricted cash in relation to the FLNG Hilli (1)	60,973	60,952
Restricted cash in relation to the Golar Arctic performance guarantee (2)	39,691	38,822
Restricted cash and short-term deposits held by lessor VIE (3)	18,804	21,691
Restricted cash in relation to the LNG Croatia (4)	11,772	11,504
Restricted cash relating to office lease	979	1,074
Total restricted cash and short-term deposits	132,219	134,043
Less: Amounts included in current restricted cash and short-term deposits	(58,495)	(21,693)
Non-current restricted cash	73,724	112,350

(1) In November 2015, in connection with the issuance of a $400 million letter of credit (“LC”) by a financial institution to the Customer, we recognized an initial cash collateral of $305.0 million to support the FLNG Hilli performance guarantee. Under the provisions of the LC, the terms allow for a stepped reduction in the value of the guarantee over time and a corresponding reduction to the cash collateral requirements. In May 2021, the FLNG Hilli had achieved 3.6 million tons of LNG production, reducing the LC to $100.0 million and the cash collateral to $61.0 million as of June 30, 2023.

(2) In connection with the Arctic SPA, we were required to provide a performance guarantee of €26.9 million and advance repayment guarantees totaling €163.9 million, which corresponds to the three installment payments from Snam. The performance guarantee and the first of three advance repayment guarantee of $30.2 million (€26.9 million) and $9.0 million (€8.1 million), respectively, secure our contractual and performance obligations of the conversion of the Golar Arctic. As of June 30, 2023, Snam’s option to exercise the notice to proceed lapsed, rendering the Arctic SPA terminated. At June 30, 2023, the process of releasing the cash collaterals is in progress, which process is expected to be complete within 2-3 months. Consequently, restricted cash was reclassified from non-current to “Restricted cash and short-term deposits” on the unaudited consolidated balance sheet.

(3) These are amounts held by lessor VIE that we are required to consolidate under U.S. GAAP into our financial statements as a VIE (note 12).

(4) In connection with the LNG Hrvatska O&M Agreement, we are required to maintain two performance guarantees, one in the amount of €9.3 million and one in the amount of $1.3 million, both of which will remain restricted throughout the 10-year term until December 2030.